Revenue from Contracts with Customers - Contract Assets And Liabilities (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Contract Assets:
Unbilled revenue—current	$ 106	$ 85	$ 13
Total unbilled revenue	106	85	13
Contract Liabilities:
Deferred revenue & customer deposits—current	399	691	220
Deferred revenue & customer deposits—non-current			12
Total deferred revenue & customer deposits	$ 399	$ 691	$ 232
Minimum
Contract With Customers [Line Items]
Contract with customers, turn over period (in months)	3 months	3 months
Maximum
Contract With Customers [Line Items]
Contract with customers, turn over period (in months)	9 months	6 months